Shareholder Report, Holdings (Details) - C000254438	Jun. 30, 2026
U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Gold
Holdings [Line Items]
Percent of Net Asset Value	14.10%
REITs
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Agricultural Commodities
Holdings [Line Items]
Percent of Net Asset Value	12.40%
TIPS
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Money-Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Financials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Purchased Put Option
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Written Put Option
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)